ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable, Net	$ 970,950	$ 651,372
Allowances for accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable, gross	1,020,880	698,498
Allowance for credit losses	(49,930)	(47,126)	$ (40,293)
Receivable, Net	970,950	651,372
Movement of allowances
Beginning of the year	47,126	40,293	29,545
Provision for credit losses, net	4,349	(7,171)	(9,785)
Write-offs	(109)	(197)	(639)
Foreign exchange effect	(1,436)	(141)	1,602
Closing balance	49,930	47,126	40,293
Allowances for advances to suppliers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable, gross	320,211	279,800
Allowance for credit losses	(1,375)	(19,682)
Receivable, Net	318,836	260,118
Movement of allowances
Beginning of the year	19,682
Closing balance	1,375	19,682
Allowances for other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable, gross	129,195	280,350
Allowance for credit losses	(9,999)	(9,397)
Receivable, Net	119,196	270,953
Movement of allowances
Beginning of the year	9,397
Closing balance	9,999	9,397
Advances to Suppliers and Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses	(11,374)	(29,079)	(28,502)
Movement of allowances
Beginning of the year	29,079	28,502	31,712
Provision for credit losses, net	1,424	(444)	(1,647)
Write-offs	(18,295)	(53)	(5,490)
Foreign exchange effect	(834)	186	633
Closing balance	$ 11,374	$ 29,079	$ 28,502